CASH AND CASH EQUIVALENTS - Interest rates on cash and cash equivalents (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Rupiah | Minimum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	0.53%	1.95%
Rupiah | Maximum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	7.25%	7.25%
Foreign currencies | Minimum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	2.55%	2.50%
Foreign currencies | Maximum
CASH AND CASH EQUIVALENTS
Interest rate on time deposits	6.00%	5.50%